SUCCESSOR CONDENSED FINANCIAL INFORMATION OF WALDENCAST PLC (PARENT COMPANY ONLY) - Condensed Statement of Operations (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Income Statements, Captions [Line Items]
Net revenue	$ 92,373	$ 73,760	$ 142,472	$ 94,428
Selling, general and administrative	88,926	55,549	82,968	60,421
Operating (loss) income	(127,721)	(15,263)	(1,625)	528
Other income:
Change in fair value of derivative warrant liabilities	6,793	0	0	0
Income (loss) before income taxes	(126,360)	(20,944)	(9,974)	(5,764)
Income tax benefit	5,803	(113)	(9,602)	3,394
Net loss attributable to Class A shareholders	(95,567)	(21,057)	(19,576)	(2,370)
Other comprehensive (loss) income — foreign currency translation adjustments, net of tax	(36)	96	(32)	16
Comprehensive loss attributable to Class A shareholders	(95,596)	$ (20,961)	$ (19,608)	$ (2,354)
Parent Company
Condensed Income Statements, Captions [Line Items]
Net revenue	0
Selling, general and administrative	0
Operating (loss) income	0
Other income:
Interest income, net	19
Change in fair value of derivative warrant liabilities	6,793
Income (loss) before income taxes	6,812
Income tax benefit	0
Income before equity in undistributed earnings of subsidiaries	6,812
Equity in undistributed earnings of subsidiaries	(102,379)
Net loss attributable to Class A shareholders	(95,567)
Other comprehensive (loss) income — foreign currency translation adjustments, net of tax	(29)
Comprehensive loss attributable to Class A shareholders	$ (95,596)